Income Taxes (Details) - Schedule of Deferred Taxes Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Taxes Assets and Liabilities [Abstract]
Deferred income taxes assets	$ 774,861	$ 605,880
Deferred income taxes liabilities	(1,360,257)	(1,363,072)
Deferred income taxes	$ (585,396)	$ (757,192)